Goodwill Impairment Charge - Additional Information (Detail)	3 Months Ended	6 Months Ended
	Jun. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Impairment of vessels		$ 0
Goodwill impairment charge	$ 6,217,000	6,217,000
Goodwill	$ 0	$ 0